UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    November 17, 2010

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 80

Form 13F information table value total: $139,170,000



















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
                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,919       45,204 SH   SOLE              0   0   45,204
Abbott Labs                    COM      002824 10 0    2,410       46,147 SH   SOLE              0   0   46,147
Adobe Sys Inc	               COM      00724F 10 1      682       26,110 SH   SOLE              0   0   26,110
Amgen Inc.                     COM      031162 10 0    1,746       31,699 SH   SOLE              0   0   31,699
Anadarko Petroleum             COM      032511 10 7      558        9,797 SH   SOLE              0   0    9,797
Apple Computer                 COM      037833 10 0      561        1,980 SH   SOLE              0   0    1,980
AT&T Corp                  COM NEW      00206R 10 2    2,895      101,234 SH   SOLE              0   0  101,234
Auto Data Processing In        COM      053015 10 3    1,814       43,183 SH   SOLE              0   0   43,183
Bank of America Corporation    COM      060505 10 4      485       37,076 SH   SOLE              0   0   37,076
Baxter Intl Inc                COM      071813 10 9    2,698       56,554 SH   SOLE              0   0   56,554
Becton Dickinson & Co          COM      075887 10 9    2,566 	   34,638 SH   SOLE              0   0   34,638
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,382       16,718 SH   SOLE              0   0   16,718
Boeing Co                      COM      097023 10 5    2,334       35,078 SH   SOLE              0   0   35,078
Chevron Corp New               COM      166764 10 0    4,206       51,897 SH   SOLE              0   0   51,897
Cisco Sys Inc                  COM      17275R 10 2    2,944      134,470 SH   SOLE              0   0  134,470
Citigroup Inc             COM      172967 10 1       66       16,891 SH   SOLE              0   0   16,891
Coca Cola Co                   COM      191216 10 0    2,035       34,776 SH   SOLE              0   0   34,776
ConocoPhillips                 COM      20825C 10 4    1,613       28,100 SH   SOLE              0   0   28,100
Corning Inc                    COM      219350 10 5    1,794       98,144 SH   SOLE              0   0   98,144
Costco Whsl Corp New           COM      22160Q 10 2    2,524       39,145 SH   SOLE              0   0   39,145
Disney Walt Co.                COM      254687 10 6    1,816       54,878 SH   SOLE              0   0   54,878
Dr Pepper Snapple Group        COM      26138E 10 9      589       16,594 SH   SOLE              0   0   16,594
EMC Corp Mass                  COM      268648 10 2    1,783       87,811 SH   SOLE              0   0   87,811
Ebay Inc                       COM      278642 10 3      790       32,405 SH   SOLE              0   0   32,405
Electronic Arts Inc            COM      285512 10 9      355       21,612 SH   SOLE              0   0   21,612
Emerson Elec Co                COM      291011 10 4    2,322       44,098 SH   SOLE              0   0   44,098
Exxon Mobil Corp               COM      30231G 10 2    3,542       57,333 SH   SOLE              0   0   57,333
Frontier Communications        COM      35906A 10 8      657       80,537 SH   SOLE              0   0   80,537
General Electric Co            COM      369604 10 3    1,998      123,009 SH   SOLE              0   0  123,009
Gilead Sciences Inc.           COM      375558 10 3      615       17,290 SH   SOLE              0   0   17,290
Google Inc.                  CL  A      38259P 50 8    2,318        4,410 SH   SOLE              0   0    4,410
Hewlett-Packard Co             COM      428236 10 3    3,227       76,721 SH   SOLE              0   0   76,721
Home Depot Inc                 COM      437076 10 2    1,473       46,519 SH   SOLE              0   0   46,519
Honeywell Int'l.               COM      438516 10 6      437        9,950 SH   SOLE              0   0    9,950
Hubbell Inc                  CL  A      443510 10 2    1,032       21,025 SH   SOLE              0   0   21,025
Hubbell Inc                  CL  B      443510 20 1      849       16,735 SH   SOLE              0   0   16,735
Hutton Tele Trust       COM      447900 10 1       58       24,000 SH   SOLE              0   0   24,000
Intel Corp                     COM      458140 10 0    4,524      235,651 SH   SOLE              0   0  235,651
Intl Business Machs            COM      459200 10 1    6,537       48,732 SH   SOLE              0   0   48,732
Intl Game Technolog            COM      459902 10 2      473       32,735 SH   SOLE              0   0   32,735
Intuit Inc.	               COM      461202 10 3      818       18,675 SH   SOLE              0   0   18,675
Iron Mountain Inc.             COM      462846 10 6    1,039       46,525 SH   SOLE              0   0   46,525
Johnson & Johnson              COM      478160 10 4    3,948       63,721 SH   SOLE              0   0   63,721
Lilly Eli & Co.                COM      532457 10 8    1,541       42,197 SH   SOLE              0   0   42,197
Masco Corp                     COM      574599 10 6      309       28,076 SH   SOLE              0   0   28,076
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,414       57,432 SH   SOLE              0   0   57,432
Medtronic Inc                  COM      585055 10 6    1,149       34,218 SH   SOLE              0   0   34,218
Merck & Co Inc                 COM      589331 10 7      761       20,674 SH   SOLE              0   0   20,674
Microsoft Corp                 COM      594918 10 4    2,775      113,320 SH   SOLE              0   0  113,320
Motorola Inc                   COM      620076 10 9      305       35,805 SH   SOLE              0   0   35,805
Mueller Water Products        CL A      624758 10 8      127       42,316 SH   SOLE              0   0   42,316
New York Times Co             CL A      650111 10 7       86       11,152 SH   SOLE              0   0   11,152
Nike Inc.                     CL B      654106 10 3    1,949       24,325 SH   SOLE              0   0   24,325
Oracle Corp		       COM      68389X 10 5    1,191       44,373 SH   SOLE              0   0   44,373
Pentair Inc.                   COM      709631 10 5    1,264       37,594 SH   SOLE              0   0   37,594
Pepsico Inc                    COM      713448 10 8    4,984       75,021 SH   SOLE              0   0   75,021
Pfizer Inc                     COM      717081 10 3    3,706      215,883 SH   SOLE              0   0  215,883
Procter & Gamble Co            COM      742718 10 9    4,071       67,893 SH   SOLE              0   0   67,893
Qualcomm Inc.                  COM      747525 10 3    1,479       32,771 SH   SOLE              0   0   32,771
Research In Motion             COM      760975 10 2      429        8,820 SH   SOLE              0   0    8,820
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      367        6,090 SH   SOLE              0   0    6,090
Safeway Inc.                   COM      786514 20 8      723       34,200 SH   SOLE              0   0   34,200
Schlumberger Ltd               COM      806857 10 8    4,178       67,821 SH   SOLE              0   0   67,821
Snap On Inc                    COM      833034 10 1    1,051       22,610 SH   SOLE              0   0   22,610
Spectra Energy Corp            COM      847560 10 9      985       43,686 SH   SOLE              0   0   43,686
Starbucks Corp                 COM      855244 10 9    1,470       57,554 SH   SOLE              0   0   57,554
Sysco Corp                     COM      871829 10 7    2,138       74,967 SH   SOLE              0   0   74,967
Target Corp                    COM      87612e 10 6    2,811       52,610 SH   SOLE              0   0   52,610
Time Warner Inc                COM      887317 10 5      313       10,223 SH   SOLE              0   0   10,223
Union Pac Corp                 COM      907818 10 8    1,492       18,250 SH   SOLE              0   0   18,250
United Natural Foods Inc       COM      911163 10 3      281        8,500 SH   SOLE              0   0    8,500
United Parcel Service Inc      COM      911312 10 6    2,962       44,427 SH   SOLE              0   0   44,427
Verizon Communications         COM      92343v 10 4    2,141       65,725 SH   SOLE              0   0   65,725
Visa Inc                      CL A      92826C 83 9    1,346       18,135 SH   SOLE              0   0   18,135
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,261       50,848 SH   SOLE              0   0   50,848
Wal Mart Stores Inc            COM      931142 10 3    1,315       24,575 SH   SOLE              0   0   24,575
Walgreen Co.                   COM      931422 10 9    2,334       69,725 SH   SOLE              0   0   69,725
Watts Water Tech Inc.         CL A      942749 10 2    1,024       30,095 SH   SOLE              0   0   30,095
Yahoo Inc                      COM      984332 10 6      694       49,007 SH   SOLE              0   0   49,007
Zimmer Hldgs Inc               COM      98956P 10 2    1,312       25,089 SH   SOLE              0   0   25,089
